Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19: SUBSEQUENT EVENTS

On January 26, 2020, the Company entered into letter agreements (the "Letter Agreements") with accredited institutional investors (the "Investors") holding the warrants issued with the Company's Series B Convertible Preferred Stock on August 21, 2019 (the "Warrants"). Pursuant to the Letter Agreements, the Investors agreed to a cash exercise of 3,921 of the Warrants at a price of $0.51 in consideration for the receipt of replacement warrants (the "Replacement Warrants") to purchase 5,882 of the Company's common stock at $0.90. In the Letter Agreements, the Company agreed to a stand still from issuing common shares for 100 days from the date of the Agreements. The Investors also agreed to eliminate language within the Replacement Warrants that would require the Company to carry a derivative liability on its balance sheet for the newly issued Replacement Warrants.

On January 27, 2020, the Company received approximately $2,000 in cash from the exercise of the Warrants and issued the Replacement Warrants to the Investors, which have an exercise price of $0.90 and may be exercised within five years of issuance.

NOTE 19: SUBSEQUENT EVENTS

Subsequent to March 31, 2019, the Company has drawn an additional $905 on the credit facility described in Note 10. Gary M. Metzger, Lead Director, has advanced to the Company $328 under a note that bears 10% simple interest per annum and is payable July 30, 2020. The Company collected the remaining amounts due from Kal-Polymers Americas for the sale of the Sable assets.

The Company acquired Trend Discovery Holdings, Inc., a company that owns a registered investment advisor and a fund administration services company on May 31, 2019.

On July 12, 2019, the Company entered into an Exchange Agreement with investors (the "Investors") that are the holders of warrants issued in the Company's purchase agreements entered into on (i) March 14, 2018 (the "March Purchase Agreement" and such warrants, the "March Warrants") and (ii) August 9, 2018 (the "August Purchase Agreement" and such warrants, the "August Warrants", and the March Warrants and the August Warrants, collectively, the "Existing Securities"). The Investors are entitled to, with respect to the March Warrants and the August Warrants, due to the Agreement and Plan of Merger with Trend Discovery the Company entered into on May 31, 2019, an exchange for the March Warrants and August Warrants. As a result of a cashless exercise, the Company issued 4,277 shares of the Company's common stock to the Investors. Upon the issuance of the 4,277 shares, warrants for 5,677 shares issued in the March Purchase Agreement and August Purchase Agreement were extinguished.